Summary of Significant Accounting Policies - Property and Equipment (Details) - Benson Hill, Inc	12 Months Ended
Dec. 31, 2020
Machinery, field and laboratory equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	7 years
Computer equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Vehicles
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	7 years
Buildings and building improvements
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	20 years
Minimum | Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Minimum | Machinery, field and laboratory equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Minimum | Computer equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Minimum | Vehicles
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Minimum | Buildings and building improvements
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Maximum | Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	7 years